Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part III (Details Narrative) $ in Thousands	1 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019 USD ($)	Nov. 02, 2021 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2020 USD ($)	Dec. 20, 2018 USD ($)	Oct. 31, 2025 USD ($)	Apr. 30, 2024 USD ($)
Credit Agricole $62,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Oct. 29, 2021
Proceeds from Lines of Credit		$ 62,000
Description of scope, credit facility				to refinance the aggregate outstanding amount under the then existing loan agreements and to prepay an amount of $1,999 under the Atradius Facility (discussed below), in connection with the vessels Star Despoina and Star Piera
Repayment installment				20
Line of Credit Facility, Frequency of Payments				quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 8,800
Line of credit facility, maturity date				November 2026
Line of Credit Facility, Collateral				is secured by the vessels Star Martha, Star Sky, Stardust, Star Despoina and Star Piera
Credit Agricole $62,000 Facility [Member] | First 3 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 3,000
Credit Agricole $62,000 Facility [Member] | Remaining 17 installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 2,600
CEXIM $57,564 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Dec. 01, 2020
Proceeds from Lines of Credit					$ 57,564
Description of scope, credit facility				to refinance the then-outstanding loan amounts of the vessels Star Gina 2GR, Star Charis and Star Suzanna and the then-outstanding lease amount of the vessel Star Wave
Line of credit facility, maturity date				December 2028
Line of Credit Facility, Collateral				are secured by first priority mortgages on the three aforementioned vessels
Number of Loan Tranches				4
CEXIM $57,564 Facility [Member] | Star Wave [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					13,209
Line of Credit Facility, Periodic Payment				$ 330
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				2,642
Debt instrument, prepayment amount							$ 6,935
CEXIM $57,564 Facility [Member] | Star Gina [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					26,175
Line of Credit Facility, Periodic Payment				654
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 5,235
CEXIM $57,564 Facility [Member] | Star Wave and Star Gina [Member]
Line of Credit Facility [Line Items]
Repayment installment				32
Line of Credit Facility, Frequency of Payments				quarterly
Line of credit facility, maturity date				December 2028
CEXIM $57,564 Facility [Member] | Star Charis and Star Suzanna [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit					$ 9,090
Repayment installment				32
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 284
CEXIM $106,470 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Sep. 23, 2019
Proceeds from Lines of Credit			$ 106,470
Description of scope, credit facility				to refinance the outstanding amounts under the then existing lease agreements of the vessels Katie K, Debbie H and Star Ayesha
Repayment installment				40
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 739
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 5,915
Line of Credit Facility, Collateral				is secured by first priority mortgages on the three aforementioned vessels
Number of Loan Tranches				3
CEXIM $106,470 Facility [Member] | Tranche A, B and C [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit			$ 35,490
ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Dec. 17, 2018
Proceeds from Lines of Credit						$ 115,000
Line of Credit Facility, Collateral				is also secured by the seven vessels previously securing the ABN $115,000 Facility
Number of Loan Tranches				4
ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit	$ 17,875
Description of scope, credit facility				to partially finance the acquisition cost of the vessels Star Marianne and Star Janni
ABN $115,000 Facility [Member] | Star Audrey [Member]
Line of Credit Facility [Line Items]
Debt instrument, prepayment amount								$ 6,340
ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						69,525
Description of scope, credit facility				to refinance the then-existing indebtedness of the vessels Star Virginia, Star Scarlett, Star Jeannette and Star Audrey
ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Proceeds from Lines of Credit						$ 7,900
Description of scope, credit facility				to partially finance the acquisition cost of the vessel Star Bright
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maturity date				December 2023
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Repayment installment				13
Line of Credit Facility, Frequency of Payments				quarterly
Line of credit facility, maturity date				June 2027
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A First 6 Instalments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 1,462
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A Seventh Instalment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				1,903
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Next Five Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				2,857
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche A, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 3,968
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Repayment installment				7
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 242
Line of credit facility, maturity date				December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche B, Last Installment [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 245
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche C and D [Member]
Line of Credit Facility [Line Items]
Repayment installment				7
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 576
Line of credit facility, maturity date				December 2025
ABN $115,000 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member] | Tranche Cand D Last Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment				$ 354
ABN 67,897 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Collateral				is secured by the vessels Star Virginia, Star Scarlett and Star Jeannette
ABN 67,897 Facility [Member] | Amended and Restated Agreement ABN $115,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date				Aug. 04, 2022
Description of scope, credit facility				to refinance the then-outstanding amount under the ABN $115,000 Facility
Line of credit facility, maturity date				June 2027
Debt Instrument, Interest Rate Terms				lower margin above SOFR